SEGMENT INFORMATION - Disclosure of disaggregated revenue information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
SEGMENT INFORMATION
Revenues	$ 27,869	$ 29,005	$ 57,075
Individuals and communities
SEGMENT INFORMATION
Revenues	10,195	10,909	20,913
Institutions and payers
SEGMENT INFORMATION
Revenues	17,302	17,547	35,246
Others
SEGMENT INFORMATION
Revenues	372	549	916
Europe
SEGMENT INFORMATION
Revenues	6,557	6,831	14,067
Europe | Individuals and communities
SEGMENT INFORMATION
Revenues	0	0	0
Europe | Institutions and payers
SEGMENT INFORMATION
Revenues	6,557	6,831	14,067
Europe | Others
SEGMENT INFORMATION
Revenues	0	0	0
Israel
SEGMENT INFORMATION
Revenues	20,940	21,625	42,092
Israel | Individuals and communities
SEGMENT INFORMATION
Revenues	10,195	10,909	20,913
Israel | Institutions and payers
SEGMENT INFORMATION
Revenues	10,745	10,716	21,179
Israel | Others
SEGMENT INFORMATION
Revenues	0	0	0
ROW
SEGMENT INFORMATION
Revenues	372	549	916
ROW | Individuals and communities
SEGMENT INFORMATION
Revenues	0	0	0
ROW | Institutions and payers
SEGMENT INFORMATION
Revenues	0	0	0
ROW | Others
SEGMENT INFORMATION
Revenues	$ 372	$ 549	$ 916